UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                ------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
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Address:   103 Mount Street
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           London, England
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           W1K2TJ
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Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
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Title:     Authorized Person
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Phone:     44 207 074 4200
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Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England     November 16, 2006
------------------------------   ---------------------   --------------
         [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               11
                                                -------------

Form 13F Information Table Value Total:             50,429
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Callanan, William Francis            028-11752
5. Gadkari, Vilas                       028-11754
6. Leitch, Horace Joseph III            028-11758



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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8

                                                        VALUE                  SH/ PUT/  INVESTMENT    OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)  SHRS/PRN AMT  PRN CALL  DISCRETION   MANAGERS SOLE   SHARED    NONE
--------------               --------------  --------- -------   ------------  --- ----  ---------- ---------- ---- ----------- ----
AQUA AMERICA INC                 COM         03836W103   3,136      114,572     SH        DEFINED   1,2,3,4,5,6        114,572
AURORA OIL & GAS CORP            COM         052036100  35,603   11,750,000     SH        DEFINED   1,2,3,4,5,6     11,750,000
BEMA GOLD CORP                   COM         08135F107   2,161      494,999     SH        DEFINED   1,2,3,4,5,6        494,999
CLEVELAND BIOLABS INC            COM         185860103     802      160,000     SH        DEFINED   1,2,3,4,5,6        160,000
EVOLUTION PETROLEUM CORP         COM         30049A107   3,354    1,200,000     SH        DEFINED   1,2,3,4,5,6      1,200,000
MINRAD INTL INC                  COM         60443P103     108       28,000     SH        DEFINED   1,2,3,4,5,6         28,000
NATIONAL OILWELL VARCO INC       COM         637071101       9          150     SH        DEFINED   1,2,3,4,5,6            150
OCCIDENTAL PETE CORP DEL         COM         674599105     178        3,750     SH        DEFINED   1,2,3,4,5,6          3,750
QUANTA SVS INC                   COM         74762E102   4,477      261,960     SH        DEFINED   1,2,3,4,5,6        261,960
TODCO                            COM         88889T107       2           68     SH        DEFINED   1,2,3,4,5,6             68
WORKSTREAM INC                 WARRANT       981402100     599    1,250,000     SH        DEFINED   1,2,3,4,5,6      1,250,000
